Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Summary of cash, cash equivalents, and restricted cash
Cash, Cash Equivalents and Restricted Cash

	As of
	March 31, 2023	December 31, 2022
Cash and cash equivalents	$2,324	$1,440
Short-term restricted cash	3	5

Total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated and Combined Statements of Financial Position	2,327	1,445

Long-term restricted cash (a)	7	6
Total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated and Combined Statements of Cash Flows	$2,334	$1,451

(a)	Long-term restricted cash is recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.

Cash, Cash Equivalents, and Restricted Cash

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$1,440	$554
Short-term restricted cash	5	2

Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Financial Position	1,445	556

Long-term restricted cash (a)	6	5

Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Cash Flows	$1,451	$561

(a)	Long-term restricted cash is recognized within All other assets in the Combined Statements of Financial Position.